Segment information - Revenue by geographical areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 3,359,984	$ 3,101,175	$ 2,914,180
United States
Disclosure of geographical areas [line items]
Revenue	1,062,134	1,240,906	858,858
Mainland China and Hong Kong
Disclosure of geographical areas [line items]
Revenue	1,985,292	1,465,553	1,447,427
Eurasia
Disclosure of geographical areas [line items]
Revenue	$ 312,558	$ 394,716	$ 607,895